Fair Value Measurements	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements
8. Fair Value Measurements
The fair value measurements discussed herein are based upon certain market assumptions and pertinent information available to management as of and during the years ended December 31, 2023 and 2022. The carrying amount of accounts payable approximated fair value as they are short term in nature.

Fair Value on a
Non-recurring
Basis
The fair value of
non-financial
assets measured at fair value on a
non-recurring
basis, classified as Level 3 in the fair value hierarchy, is determined based on using market-based approaches, or estimates of discounted expected future cash flows.
Fair Value on a Recurring Basis
The Company follows the guidance in ASC 820
Fair Value Measurements and Disclosures
for its financial assets and liabilities that are
re-measured
and reported at fair value at each reporting period, and
non-financial
assets and liabilities that are
re-measured
and reported at fair value at least annually. The estimated fair value of the Public Warrants liabilities represent Level 2 measurements. The estimated fair value of the convertible notes bifurcated embedded derivative liabilities, GEM warrant liabilities, Yorkville convertible note, and SAFE represent Level 3 measurements.
The following table presents information about the Company’s financial instruments that are measured at fair value on a recurring basis at December 31, 2023 and 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2023	December 31, 2022
Liabilities:
Warrant liabilities—public	2	$575,000	$—
GEM warrant liabilities	3	$641,000	$—
Yorkville convertible note	3	$1,766,000	$—
Bifurcated embedded derivative liabilities	3	$—	$845,473
Bifurcated embedded derivative liabilities—related party	3	$—	$1,936,827
SAFE	3	$—	$663,804
SAFE—related party	3	$—	$8,802,196
Warrant Liability—Public Warrants
The Company assumed 11,500,000 Public Warrants in the Merger which remained outstanding as of December 31, 2023. The fair values of the Public Warrants are measured based on the listed market price of such warrants through December 31, 2023. See
Note 15—Warrant Liabilities
for further details.
For the period from December 14, 2023 through December 31, 2023, the Company recognized a benefit of approximately $115,000 resulting from changes in the fair value of the derivative warrant liabilities, presented as change in fair value of warrant liabilities in the accompanying condensed consolidated statements of operations.
The estimated fair values of the Public Warrants prior to being separately listed and traded, were initially determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following tables set forth a summary of the changes in the fair value of the Public Warrants liability which are Level 2 financial liabilities that are measured at fair value on a recurring basis:

Fair Value
Balance at December 31, 2022	$—
Merger date assumption of public warrants	460,000
Change in fair value	115,000

Balance at December 31, 2023	$575,000

Warrant Liability—GEM Warrants
The measurement of fair value of the GEM Warrants were determined utilizing a Monte Carlo simulation considering all relevant assumptions current at the date of issuance (i.e., share price, exercise price, term, volatility, risk-free rate, probability of dilutive term of three years, and expected time to conversion). Refer to
Note 15—Warrant Liabilities
for further details.
As of December 31, 2023, the Company recognized a benefit (loss) of approximately $1,807,000, resulting from changes in the fair value of the derivative warrant liabilities, presented as change in fair value of warrant liabilities in the accompanying condensed consolidated statements of operations.
The following tables set forth a summary of the changes in the fair value of the GEM Warrants liability which are Level 3 financial liabilities that are measured at fair value on a recurring basis:

Fair Value
Balance at December 31, 2022	$—
Issuance of GEM warrants	2,448,000
Change in fair value	(1,807,000)

Balance at December 31, 2023	$641,000

Yorkville Convertible Note
The measurement of fair value of the Yorkville convertible note were determined utilizing a Monte Carlo simulation considering all relevant assumptions current at the date of issuance (i.e., share price, term, volatility, risk-free rate, and probability of optional redemption). Refer to
Note 14—Debt
for further details.
Issuance of yorkville convertible note
As of December 31, 2023, the Company recognized a benefit (loss) of approximately $(34,000) resulting from changes in the fair value of the Yorkville convertible note, presented as change in fair value of convertible promissory notes in the accompanying condensed consolidated statements of operations.
The following tables set forth a summary of the changes in the fair value of the Yorkville convertible note which is a Level 3 financial liability measured at fair value on a recurring basis:

Fair Value
Balance at December 31, 2022	$—
Issuance of yorkville convertible note	1,800,000
Change in fair value	(34,000)

Balance at December 31, 2023	$1,766,000

Bifurcated Embedded Derivative Liability
The fair value of the embedded put option was determined using a Black Scholes option pricing model. Estimating fair values of embedded conversion features requires the development of significant and subjective estimates that may, and are likely to, change over the duration of the instrument with related changes in internal and external market factors. Because the embedded conversion features are initially and subsequently carried at fair values, the Company’s consolidated statements of operations will reflect the volatility in these estimate and assumption changes. On December 14, 2023, all outstanding principal and accrued interest, including the carrying value of any related embedded derivative, related to the Related Party Convertible Notes and Third Party Convertible Notes converted into the Company’s Class A Common Stock pursuant to the close of the Merger Agreement. Refer to
Note 14—Debt
for further details.
The following tables set forth a summary of the changes in the fair value of the bifurcated embedded derivative liability, related to the Related Party and Third Party Convertible Debt, respectively, which are Level 3 financial liabilities that are measured at fair value on a recurring basis:

	Fair Value
	Related Party	Third Party
Balance at December 31, 2021	$—	$4,000
Issuance of convertible notes with bifurcated embedded derivatives	1,398,595	586,405
Issuance of CP BF convertible notes with bifurcated embedded derivative	1,375	625
Extinguishment of Old Alco Note derivative	(70,000)	—
Change in fair value	606,857	254,443

Balance at December 31, 2022	1,936,827	845,473
Issuance of convertible notes with bifurcated embedded derivative	1,126,451	559,390
Change in fair value	(3,063,278)	(1,404,863)

Balance at December 31, 2023	$—	$—

Simple Agreements for Future Equity (SAFE)
During 2021, the Company entered into Simple Agreements for Future Equity (SAFE) arrangements (the “SAFEs”). In the event of an Equity Financing (as defined in the SAFEs agreements), the SAFEs will automatically convert into shares of the Company’s common or preferred stock at a discount of 15% of the per share price of the shares offered in the Equity Financing (the “Discount Price”). In the event of a Liquidity Event, SPAC Transaction or Dissolution Event (all terms as defined in the SAFEs agreements), the holders of the SAFEs will be entitled to receive cash or shares of the Company’s common or preferred stock. The number of shares required to be issued to settle the SAFEs at the equity financing is variable, because that number will be determined by the discounted fair value of the Company’s equity shares on the date of settlement (i.e., Discount Price). Regardless of the fair value of the shares on the date of settlement, the holder will receive a fixed monetary value based on the Purchase Amount of the SAFE. If there is a Liquidity Event or SPAC Transaction before the settlement or termination of the SAFEs, the SAFEs will automatically be entitled to receive a portion of Proceeds, due and payable immediately prior to, or concurrent with, the consummation of such Liquidity Event or SPAC Transaction, equal to the greater of (i) two times (2x) the Purchase Amount (the
“Cash-Out
Amount”) or (ii) the amount payable on the number of shares of Common Stock equal to the Purchase Amount divided by the Liquidity Price (as defined in the SAFEs agreements). Refer to
Note 16—Simple Agreements for Future Equity
for additional information related to the Company’s SAFEs.
The fair value of the SAFEs was determined using a scenario-based method for the pre-modification
SAFE’s and a Monte Carlo simulation method for the post-modification SAFEs. The value of the SAFE liability as of

December 31, 2023 and 2022 is based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. The fair value of the SAFEs on the date of issuance was determined to be $3,836,000. On December 14, 2023, all outstanding principal related to the Third Party SAFEs and Related Party SAFEs converted into the Company’s Class A Common Stock pursuant to the close of the Merger Agreement. Refer to
Note 16—Simple Agreements for Future Equity
for further details.
The following tables set forth a summary of the activity of the Related Party and Third Party SAFE liabilities, respectively (See
Note 16—Simple Agreements for Future Equity
for further detail), which represents a recurring fair value measurement at the end of each reporting period:

	Fair Value
	Related Party	Third Party
Balance at December 31, 2021	$3,121,591	$235,409
Change in fair value	4,078,431	307,569
Loss on modification	1,602,174	120,826

Balance at December 31, 2022	8,802,196	663,804
Change in fair value	(2,752,430)	(207,570)
Conversion of SAFEs	(6,049,766)	(456,234)

Balance at December 31, 2023	$—	$—